Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation Committee meets during the first few months of each fiscal year to, among other things, grant equity awards, including equity awards to our NEOs. The timing of this meeting allows the Compensation Committee to review complete financial results for the prior fiscal year when evaluating Company performance. The Compensation Committee may, in its discretion, also grant awards throughout the year, including in connection with the hiring of a new executive officer, the promotion of an employee to an executive officer position, or other strategic or retention-related considerations.
During 2025, the Compensation Committee granted PSUs and RSUs to the NEOs, all of which were granted under the 2019 Omnibus Plan and are set forth below in the 2025 Grants of Plan-Based Awards Table. Generally, the number of RSUs and PSUs granted is determined by dividing the aggregate dollar amount intended to be awarded by the average closing price of Quanta common stock for the twenty consecutive trading days immediately preceding the date of grant. RSUs and PSUs are generally settled in Quanta common stock upon vesting. It is not the intention of the Compensation Committee to time the granting of any awards under our incentive plans, including those made for the reasons set forth above, with the release of any material, non-public
information. Our executive compensation program does not currently include grants of stock options, stock appreciation rights or similar option-like instruments and none were granted in 2025 or are outstanding.

Award Timing Method	During 2025, the Compensation Committee granted PSUs and RSUs to the NEOs, all of which were granted under the 2019 Omnibus Plan and are set forth below in the 2025 Grants of Plan-Based Awards Table. Generally, the number of RSUs and PSUs granted is determined by dividing the aggregate dollar amount intended to be awarded by the average closing price of Quanta common stock for the twenty consecutive trading days immediately preceding the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false